Long-Term Debt (Details) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 7 % Senior Notes due 2013	Mar. 31, 2013 7 % Senior Notes due 2013	Dec. 31, 2012 6 5/8% Senior Notes due 2014	Mar. 31, 2013 6 5/8% Senior Notes due 2014	Dec. 31, 2012 7 3/4% Senior Notes due 2015	Mar. 31, 2013 7 3/4% Senior Notes due 2015	Dec. 31, 2012 7 1/8% Senior Notes due 2016	Mar. 31, 2013 7 1/8% Senior Notes due 2016	May 16, 2012 4 5/8% Senior Notes due 2017	Dec. 31, 2012 4 5/8% Senior Notes due 2017	Mar. 31, 2013 4 5/8% Senior Notes due 2017	Dec. 31, 2012 7 7/8% Senior Notes due 2019	Mar. 31, 2013 7 7/8% Senior Notes due 2019	May 05, 2011 6 3/4% Senior Notes due 2021	Dec. 31, 2012 6 3/4% Senior Notes due 2021	Mar. 31, 2013 6 3/4% Senior Notes due 2021	Jul. 26, 2012 5 7/8% Senior Notes due 2022	May 16, 2012 5 7/8% Senior Notes due 2022	Dec. 31, 2012 5 7/8% Senior Notes due 2022	Mar. 31, 2013 5 7/8% Senior Notes due 2022	Dec. 31, 2012 5% Senior Notes due 2023	Mar. 31, 2013 5% Senior Notes due 2023	Dec. 27, 2012 5% Senior Notes due 2023
Long-term debt
Interest rate (as a percent)	7.00%	7.00%	6.625%	6.625%	7.75%	7.75%	7.125%	7.125%		4.625%	4.625%	7.875%	7.875%		6.75%	6.75%			5.875%	5.875%	5.00%	5.00%
Percentage of principal amount at which the entity may redeem some or all of the notes at any time	100.00%		100.00%		100.00%		100.00%			100.00%		100.00%			100.00%				100.00%		100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control	101.00%		101.00%		101.00%		101.00%			101.00%		101.00%			101.00%				101.00%		101.00%
Aggregate principal amount		$ 500,000,000							$ 900,000,000					$ 2,000,000,000				$ 1,000,000,000					$ 1,500,000,000
Term of debt instrument									5 years					10 years			10 years	10 years
Debt instrument issuance as a percentage of face amount									100.00%					99.093%			100.75%	100.00%					100.00%
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions										35.00%					35.00%				35.00%		35.00%
Additional borrowings																	100,000,000
Annual Debt Service Requirements	$ 35,000,000		$ 66,250,000		$ 58,125,000		$ 106,875,000			$ 41,625,000		$ 110,250,000			$ 135,000,000				$ 117,500,000		$ 75,000,000